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November 1, 2006



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  VANGUARD QUANTITATIVE FUNDS
     FILE NO.   33-8553
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Commissioners:

  Enclosed is the 31st Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Quantitative Funds (the "Trust"). The purpose of today's filing, which is intended to supersede the 30th Post-Effective Amendment, is to add a new series to the Trust. The new series will be known as Vanguard Structured Large-Cap Value Fund and will offer Institutional and Institutional Plus Shares. The outside front cover of the new Fund's prospectus and the Statement of Additional Information for the Trust includes the pre-effective language required by Rule 481(b)(2).

  Pursuant to the requirements of rule 485(a)(2), we are designating an effective date of January 18, 2007 for this Amendment. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same effective date we have designated for this 485(a) filing.

  Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,


Judith L. Gaines
Associate Counsel



The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
  U.S. Securities and Exchange Commission